Earnings (loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator
Income (loss) from continuing operations	$ (3,058)	$ (229)	$ 279
Less: Income (loss) attributable to non-controlling interests	(124)	459	270
Income (loss) attributable to shareholders of Sinovac from continuing operations	(2,934)	(688)	9
Income (loss) attributable to shareholders of Sinovac from discontinued operations	2,338	(728)	(1,524)
Net loss attributable to shareholders of Sinovac	$ (596)	$ (1,416)	$ (1,515)
Denominator
Basic weighted average number of common shares outstanding	56,949,083	56,313,927	55,681,076
Dilutive effect of stock options	0	0	433,126
Diluted weighted average number of common shares outstanding	56,949,083	56,313,927	56,114,202
Basic net income (loss) per share
Continuing operations	$ (0.05)	$ (0.02)	$ 0.00
Discontinued operations	0.04	(0.01)	(0.03)
Basic net income (loss) per share	(0.01)	(0.03)	(0.03)
Diluted net income (loss) per share
Continuing operations	(0.05)	(0.02)	0.00
Discontinued operations	0.04	(0.01)	(0.03)
Diluted net income (loss) per share	$ (0.01)	$ (0.03)	$ (0.03)